Borrowings - Schedule of Detailed Information About Repayment of Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 45,366	£ 47,509
Lease liabilities	579	14
Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	60,898	62,498
Lease liabilities	674	14
Within One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	7,562	4,225
Lease liabilities	154	7
Within One Year | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	8,926	5,636
Lease liabilities	178	7
Between One and Two Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,947	7,261
Lease liabilities	120	5
Between One and Two Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,181	8,471
Lease liabilities	138	5
Between Two and Three Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	6,992	2,958
Lease liabilities	92	2
Between Two and Three Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	8,215	4,086
Lease liabilities	100	2
Between Three and Four Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,505	7,095
Lease liabilities	64
Between Three and Four Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,529	8,131
Lease liabilities	72
Between Four and Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,173	2,580
Lease liabilities	43
Between Four and Five Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,871	3,462
Lease liabilities	51
Beyond 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	22,187	23,390
Lease liabilities	106
Beyond 5 Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	32,176	£ 32,712
Lease liabilities	£ 135